Financial Instruments - Schedule of Interest Rate Risk Profile of Borrowings (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Borrowings	$ 28,305,000	$ 18,575,000
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings	24,949,000	26,022,000
Line of Credit | Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings		24,066,000
Senior Secured Revolving Credit Facility
Disclosure Of Financial Instruments [Line Items]
Borrowings	24,950,000
Senior Secured Revolving Credit Facility | Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings	$ 24,949,000
Loans Payable | Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings		$ 1,956,000